UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8620

                                     The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

                          Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Pamela Moffat

Milestone Capital Management, LLC

115 East Putnam Avenue

                          Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

February 28, 2011 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)
U.S. Government Obligations—36.4%

U.S. Treasury Bills—16.3%

	$15,000	0.19%	3/31/11	$14,998
	25,000	0.23%	6/30/11	24,981
	15,000	0.20%	7/7/11	14,989
	30,000	0.18% - 0.19%	7/28/11	29,977
	15,000	0.14%	8/4/11	14,991
	30,000	0.19% - 0.24%	9/22/11	29,962
				129,898

U.S. Treasury Notes—20.1%

	35,000	0.22%	3/31/11	35,131
	50,000	0.22%	7/31/11	50,162
	50,000	0.22% - 0.26%	8/31/11	50,191
	15,000	0.22%	9/30/11	15,068
	10,000	0.22%	10/31/11	10,052
				160,604

Total U.S. Government Obligations (Cost $290,502)				290,502

Repurchase Agreements—63.5%

Barclay’s Capital, Inc., dated 2/28/11, repurchase price $63,200 (Collateralized by: U.S. Treasury Note: $63,310, 1.750%, 1/31/14; aggregate market value plus accrued interest $64,464)
	63,200	0.17%	3/1/11	63,200

BNP Paribas Securities Corp., dated 2/28/11, repurchase price $175,001 (Collateralized by: U.S Treasury Note: $175,293, 1.375%, 10/15/12; aggregate market value plus accrued interest $178,500)
	175,000	0.17%	3/1/11	175,000

Credit Suisse Securities (USA) LLC, dated 2/28/11, repurchase price $125,001 (Collateralized by: U.S Treasury Notes: $122,156, 0.750% - 4.875%, 7/13/11 - 6/30/17; aggregate market value plus accrued interest $127,500)

	125,000	0.18%	3/1/11	125,000

Deutsche Bank Securities, Inc., dated 2/28/11, repurchase price $78,000 (Collateralized by: U.S Treasury Note: $80,517, 0.500%, 10/15/13; aggregate market value plus accrued interest $79,560)
	78,000	0.18%	3/1/11	78,000

Societe Generale, Inc., dated 2/28/11, repurchase price $65,000 (Collateralized by: U.S. Treasury Bill: $66,322, 5/26/11; aggregate market value plus accrued interest $66,300)
	65,000	0.17%	3/1/11	65,000

Total Repurchase Agreements (Cost $506,200)				506,200

Total Investments (Cost $796,702) (a)—99.9%				796,702
Other assets less liabilities—0.1%				585
Net Assets—100.0%				$797,287

See selected note.

Interest rate shown is the yield at time of purchase.

(a)       The cost stated also approximates the aggregate cost for Federal income tax purpose.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (continued)

February 28, 2011 (Unaudited)

($ in Thousands)

Note 1 Valuation of Securities:

Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount charged to income.

Repurchase Agreements:

The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Note 2 Fair Value Measurement

Fair Value Measurements and Disclosures (“ASC 820-10”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	Level 1	Level 2	Level 3
U.S. Treasury Bills	$—	$129,898	$—
U.S. Treasury Notes	—	160,604	—
Repurchase Agreements	—	506,200	—
	$—	$796,702	$—

Item 2. Controls and Procedures.

(a)

The chief executive and chief financial officers have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

(a)

A separate certification for each chief executive officer and chief financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

CERTIFICATIONS

I, Pamela Moffat, certify that:

1.	I have reviewed this report on Form N-Q of The Milestone Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 11, 2011
/s/ Pamela Moffat
Pamela Moffat Chief Executive Officer

CERTIFICATIONS

I, Marc H. Pfeffer, certify that:

1.	I have reviewed this report on Form N-Q of The Milestone Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 11, 2011
/s/ Marc H. Pfeffer
Marc H. Pfeffer Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds
By	/s/ Pamela Moffat
Pamela Moffat, Chief Executive Officer

Date	April 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Pamela Moffat
Pamela Moffat, Chief Executive Officer

Date	April 11, 2011

By	/s/ Marc H. Pfeffer
Marc H. Pfeffer, Chief Financial Officer

Date	April 11, 2011